EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT
Retained earnings	$ 1,785,978	$ 2,475,939
Withholding Tax over dividends	(5,699)	(14,344)
Legal reserve	11,140	11,140
Statutory and voluntary reserves	9,510,715	7,816,338
Retained earnings	$ 11,302,134	$ 10,289,073